Other Receivables and Current Assets (Details) - Schedule of Other Receivables and Current Assets ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule Of Other Receivables [Abstract]
Advances to staff	¥ 589	$ 81	¥ 855
Prepayments to service providers	4,523	624	5,252
Rental deposits	2,554	352	5,523
Income tax prepayments			2,666
Consideration receivable from disposal of a subsidiary	20,000	2,759
Other			2
Other receivables and current assets	¥ 27,666	$ 3,816	¥ 14,298